General Information (Unaudited) Disposition (Tables)	3 Months Ended
Mar. 31, 2016
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cash Flows from Discontinued Operations [Table Text Block]
Cash flows from discontinued operations included in the consolidated statements of cash flows follow (in millions):

	Three Months Ended
	March 31,
	2016	2015
Net cash provided by operating activities	$89	$138
Net cash used in investing activities	(36)	(48)
Net cash used in financing activities	(3)	(28)
Increase in cash and cash equivalents in assets held for sale	$50	$62

Disposal Groups, Including Discontinued Operations, Disclosure [Text Block]
Net (loss) income from discontinued operations in the consolidated statements of operations consists of the following (in millions):

	Three Months Ended
	March 31,
	2016	2015
Revenues[a]	$285	$382
Costs and expenses:
Production and delivery costs	226	233
Depreciation, depletion and amortization	60	73
Interest expense allocated from parent[b]	10	7
Other costs and expenses, net	—	9
Net (loss) income before income taxes	(11)	60
Benefit from (provision for) income taxes	7	(19)
Net (loss) income from discontinued operations	$(4)	$41

a.	In accordance with accounting guidance, amounts are net of eliminations of intercompany sales totaling $32 million in first-quarter 2016 and $28 million in first-quarter 2015.

b.	In accordance with accounting guidance, interest associated with FCX's Term Loan that will be required to be repaid as a result of the sale of TFHL has been allocated to discontinued operations.

Schedule of Assets and Liabilities Disposed of by Sale in Period of Disposition [Table Text Block]
The carrying amounts of TFHL's major classes of assets, liabilities and noncontrolling interests, which are held for sale in the consolidated balance sheets, follow (in millions):

	March 31, 2016		December 31, 2015
Assets
Cash and cash equivalents	$79		$29
Inventories	553		584
Receivables and other current assets	131		131
Total current assets held for sale	$763		$744

Property, plant, equipment and mining development costs, net	$3,241		$3,261
Inventories	621		608
Other assets	238		241
Total long-term assets held for sale	$4,100	[a]	$4,110	[a]

Liabilities
Accounts payable and accrued liabilities	$100		$108
Total current liabilities held for sale	$100		$108

Deferred income taxes	$677		$681
Asset retirement obligations and other liabilities	39		37
Total long-term liabilities held for sale	$716		$718

Noncontrolling interests	$1,187		$1,178